Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Outstanding Balances with AstraZeneca and BPI

Outstanding balances with AstraZeneca as of December 31, 2024 are as follows:

AstraZeneca
ASSETS	$ in thousands
Total non-current assets	-
Trade receivables	6,053
Total current assets	6,053
TOTAL ASSETS	6,053
LIABILITIES
Non-current financial liabilities	-
Total non-current liabilities	-
Current financial liabilities	-
Deferred income and contract liabilities	112,155
Total current liabilities	112,155
TOTAL LIABILITIES	112,155

Outstanding balances with Bpifrance were as follows:

BPI
ASSETS	$ in thousands
Total non-current assets	-
Total current assets	-
TOTAL ASSETS	-
LIABILITIES
Non-current financial liabilities	4,358
Total non-current liabilities	4,358
Current financial liabilities	12,716
Total current liabilities	12,716
TOTAL LIABILITIES	17,074